Form N-1A Supplement	Jul. 23, 2026
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI:

Venerable High Yield Fund | Venerable High Yield Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI:

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI:

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI:

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI: